Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accruals for compensation and benefits including social security	$ 498	$ 531
Accruals for deductions from revenue	402	396	$ 394	$ 386
Taxes other than income taxes	84	59
Deferred income	84	73
Accrued expenses for goods and services received but not invoiced	82	65
Accrued interest on financial debts	34	32
Provisions for litigation and other legal matters	18	4
Accruals for royalties	10	11
Contingent consideration	9	0
Accrued equity-based payments	9	11
Restructuring provisions	0	0
Other payables	56	46
Total provisions and other current liabilities	$ 1,286	$ 1,228